Summary of Significant Accounting Policies (Nature of Operations) (Narrative) (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 CAD ($) Customers MW km
Operating | Canadian Electric Utilities | NSP Maritime Link Inc Project
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Public Utilities, Equipment, Transmission and Distribution | $	$ 1.8
100% ownership	100.00%
Labrador-Island Link Limited Partnership | Equity Method Investee
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage	0.00%
Maritimes and Northeast Pipeline | Equity Method Investee
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage	12.90%
Maritimes and Northeast Pipeline | Operating | Gas Utilities and Infrastructure
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Length Of Pipeline | km	1,400
St. Lucia Electricity Services Limited | Equity Method Investee
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage	19.50%
Bear Swamp Power Company LLC | Equity Method Investee
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Public Utilities Property Plant And Equipment Generation Capacity | MW	660
Wasoqonatl Transmission Incorporated (WTI) | Equity Method Investee
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Tampa Electric | Operating | Florida Electric Utility
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers	866,000
Nova Scotia Power Inc. | Operating | Canadian Electric Utilities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers	565,000
Barbados Light and Power Company Limited | Operating | Other Electric Utilities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers	137,000
Grand Bahama Power Company Limited | Operating | Other Electric Utilities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers	20,000
Peoples Gas System Division | Gas Utilities and Infrastructure
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers	523,000
New Mexico Gas Company | Gas Utilities and Infrastructure
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Customers	553,000
Emera Brunswick Pipeline Company Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Length Of Pipeline | km	145
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	25 years
Emera Energy | Bear Swamp Power Company LLC | Other
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Brooklyn Power Corporation | Operating | Other
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	30